May 17, 2024
Calvert International Responsible Index ETF

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert International Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert International Responsible Index ETF—Principal Investment Strategies"; and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert International Responsible Index ETF—Process":

Large companies in developed markets are selected from the 1,000 large publicly traded companies, excluding business development companies, in markets that Calvert Research and Management ("Calvert"), the Index provider, determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations.